                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S.A.C. Capital Management, LLC
Address:   72 Cummings Point Road
           Stamford, Connecticut 06902

Form 13F File Number: 28-5608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   General Counsel
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut   May 15, 2007
-------------------------------------   ---------------------   ----------------
[Signature]                             [City, State]           [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

     Form 13F File Number:   Name

     28-4043                 S.A.C. Capital Advisors, LLC

     Form 13F File Number:   Name

     28-10113                Sigma Capital Management, LLC

     Form 13F File Number:   Name

     28-11740                CR Intrinsic Investors, LLC

     Form 13F File Number:   Name

     28-11739                Canvas Capital Management, L.P.